                                                                          NUVEEN

NUVEEN NORTH CAROLINA
TRADITIONAL UNIT TRUST 302                                                   898


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
5.02 - 5.22%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
5.01 - 5.28%                                        - Dependable Income
DATE OF DEPOSIT: November 6, 1996                   - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    23.0 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $102.08 to $99.06 depending on the purchase amount
Cusip           6710A2 763 monthly payment plan
Numbers         6710A2 771 quarterly payment plan
                6710A2 789 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               71%
                AA                29
                                  ---------
                                  100%
Registration    Registered in North Carolina

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2015-16                                            28.5%
2017-18                                            28.6%
2019-20                                             0.0%
2021-22                                            28.6%
2023+                                              14.3%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 11/05/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.02%
     Tax Equivalent Yield                          8.51%

Treasury Bonds
     Yield                                         6.65%
     Tax Equivalent Yield                          7.21%

Corporate Bonds

     Yield                   7.39%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 11/04/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 11/04/96. ASSUMES 41.0% FEDERAL AND STATE INCOME TAX RATE AND A 7.75% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NORTH CAROLINA TRADITIONAL UNIT TRUST CONTAINS

                                                                                                         RATINGS
  PRINCIPAL                                                                              EARLIEST CALL -----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 -----------------------------------------------------------------------------------------------------------------
 $   500,000  North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,               AAA   Aaa
              Refunding Series 1996 B, 5.875% Due 1/1/21. (When issued.) (MBIA Insured.)  2007 at 102
     500,000  Board of Governors of The University of North Carolina, University of North               AA   Aa
              Carolina Hospitals at Chapel Hill, Revenue Bonds, Series 1996, 5.00% Due
              2/15/29. (Original issue discount bonds delivered on or about March 20,
              1996 at a price of 91.16% of principal amount.)                             2006 at 101
     500,000  County of Onslow, North Carolina, General Obligation Bonds, Series 1996,                 AAA   Aaa
              5.30% Due 5/1/17. (When issued.) (MBIA Insured.)                            2006 at 102
     500,000  County of Pasquotank, North Carolina, Certificates of Participation (1995                AAA   Aaa
              Elizabeth City-Pasquotank Public Schools Project), 5.00% Due 6/1/15.
              (Original issue discount bonds delivered on or about December 21, 1995 at a
              price of 94.871% of principal amount.)(MBIA Insured.)                       2006 at 102
     500,000  County of Pitt, North Carolina, Pitt County Memorial Hospital Revenue                    AA-   Aa
              Bonds, Series 1995, 5.50% Due 12/1/15.                                      2005 at 102
     500,000  County of Union, North Carolina, Enterprise Systems Revenue Bonds, Series                AAA   Aaa
              1996, 5.50% Due 6/1/17. (MBIA Insured.)                                     2006 at 102
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1995 (General                   AAA   Aaa
              Obligation Bonds.), 5.375% Due 7/1/22. (Original issue discount bonds delivered on or about May 4, 1995 at a price of 93.916% of principal
              amount.)(MBIA Insured.)                                                     2005 at 101
                                                                                              1/2
 -----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         6 BONDS FROM NORTH CAROLINA AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 11/05/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.09. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    102.08     4.90 %      5.02%   5.01%   5.05%   5.04%   5.07%   5.06 %
 500 / $50,000              101.92     4.75        5.03    5.02    5.06    5.05    5.08    5.06
 1,000 / $100,000           101.65     4.50        5.04    5.04    5.07    5.07    5.09    5.09
 2,500 / $250,000           101.39     4.25        5.05    5.05    5.09    5.08    5.10    5.10
 5,000 / $500,000           100.60     3.50        5.09    5.12    5.13    5.15    5.14    5.17
 10,000 / $1,000,000        100.08     3.00        5.12    5.16    5.15    5.19    5.17    5.21
 25,000 / $2,500,000         99.57     2.50        5.15    5.20    5.18    5.23    5.20    5.25
 50,000 / $5,000,000         99.06     2.00        5.17    5.23    5.20    5.26    5.22    5.28

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      33.0%   36.5%   41.0%      44.5%
         5.02  % 7.49%   7.91%   8.51%      9.05 %
         5.03    7.51    7.92    8.53       9.06
         5.04    7.52    7.94    8.54       9.08
         5.05    7.54    7.95    8.56       9.10
         5.09    7.60    8.02    8.63       9.17
         5.12    7.64    8.06    8.68       9.23
         5.15    7.69    8.11    8.73       9.28
         5.17    7.72    8.14    8.76       9.32

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 12/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                12/15/96   $   .3557
 Monthly plan            1/15/97       .4269   $ 5.1239
 Quarterly plan          2/15/97       .8592
                         5/15/97      1.2888     5.1559
 Semi-annual plan        5/15/97      2.1555
                        11/15/97      2.5866     5.1749
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 102.17 =  97.876
 investment       offering price     # of units
 (as of           and accrued        purchased
 11/05/96)        interest
 97.876       X   $5.1239        =   $501.51
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN FLORIDA                                                            NUVEEN
INSURED UNIT TRUST 236                                                       898


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: November 6, 1996
ESTIMATED CURRENT RETURN:
5.04 - 5.25%
ESTIMATED LONG-TERM RETURN:
5.10 - 5.36%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax. Capital
                gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.8 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.77 to $96.82 depending on the purchase amount
Cusip           6706H6 104 monthly payment plan
Numbers         6706H6 112 quarterly payment plan
                6706H6 120 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Florida

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2020-21                                            14.3%
2022-23                                            19.0%
2024-25                                            35.1%
2026+                                              31.6%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 11/05/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.04%
     Tax Equivalent Yield                          7.88%

Treasury Bonds
     Yield                                         6.65%
     Tax Equivalent Yield

Corporate Bonds
     Yield                   7.39%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 11/04/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 11/04/96. ASSUMES 36.0% FEDERAL INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS FLORIDA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   525,000  State of Florida, Department of Transportation, Turnpike Revenue Bonds,     2005 at 101  AAA   Aaa
              Series 1995A, 5.625% Due 7/1/25.
     105,000  Dade County, Florida, Seaport General Obligation Refunding Bonds, Series    2006 at 102  AAA   Aaa
              1996 (General Obligation Bonds.), 5.125% Due 10/1/26.
     500,000  Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1995,    2005 at 102  AAA   Aaa
              5.75% Due 10/1/22.
     205,000  Okeechobee Utility Authority (Florida), Utility System Acquisition and      2005 at 102  AAA   Aaa
              Improvement Revenue Bonds, Series 1995, 5.60% Due 10/1/25.
     500,000  Orange County (Florida), Health Facilities Authority, Hospital Revenue      2005 at 102  AAA   Aaa
              Bonds, Series 1995 (Adventist Health System/Sunbelt Obligated Group), 5.25%
              Due 11/15/20. (Original issue discount bonds delivered on or about June 8,
              1995 at a price of 91.00% of principal amount.)
     500,000  City of Sunrise, Florida, Utility System Revenue Bonds, Series 1996A, 5.75%  2006 at 101 AAA   Aaa
              Due 10/1/26.
     165,000  City of Tampa, Florida, Utilities Tax Improvement Bonds, Series 1996, 0.00%  No Optional AAA   Aaa
              Due 10/1/22. (Original issue discount bonds delivered on or about July 2,       Call
              1996 at a price of 20.034% of principal amount.)
     500,000  Volusia County Educational Facilities Authority (Florida), Educational      2006 at 102  AAA   Aaa
              Facilities Revenue Bonds (Stetson University, Inc. Project), Series 1996A,
              5.50% Due 6/1/26.
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM FLORIDA AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 11/05/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.08. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.77     4.90 %      5.04%   5.10%   5.07%   5.13%   5.09%   5.15 %
 500 / $50,000               99.61     4.75        5.05    5.11    5.08    5.14    5.10    5.16
 1,000 / $100,000            99.35     4.50        5.06    5.13    5.10    5.16    5.12    5.18
 2,500 / $250,000            99.09     4.25        5.08    5.14    5.11    5.17    5.13    5.19
 5,000 / $500,000            98.32     3.50        5.12    5.20    5.15    5.23    5.17    5.25
 10,000 / $1,000,000         97.81     3.00        5.14    5.24    5.18    5.27    5.20    5.29
 25,000 / $2,500,000         97.31     2.50        5.17    5.27    5.20    5.30    5.22    5.32
 50,000 / $5,000,000         96.82     2.00        5.20    5.31    5.23    5.34    5.25    5.36

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      28.0%   31.0%   36.0%      39.6%
         5.04  % 7.00%   7.30%   7.88%      8.34 %
         5.05    7.01    7.32    7.89       8.36
         5.06    7.03    7.33    7.91       8.38
         5.08    7.06    7.36    7.94       8.41
         5.12    7.11    7.42    8.00       8.48
         5.14    7.14    7.45    8.03       8.51
         5.17    7.18    7.49    8.08       8.56
         5.20    7.22    7.54    8.13       8.61

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 12/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                12/15/96   $   .3492
 Monthly plan            1/15/97       .4191   $ 5.0308
 Quarterly plan          2/15/97       .8436
                         5/15/97      1.2654     5.0628
 Semi-annual plan        5/15/97      2.1165
                        11/15/97      2.5398     5.0818
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.85 =   100.150
 investment       offering price     # of units
 (as of           and accrued        purchased
 11/05/96)        interest
 100.150      X   $5.0308        =   $503.83
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN MICHIGAN                                                           NUVEEN
INSURED UNIT TRUST 67                                                        898


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: November 6, 1996
ESTIMATED CURRENT RETURN:
5.06 - 5.26%
ESTIMATED LONG-TERM RETURN:
5.10 - 5.38%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.0 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.30 to $97.34 depending on the purchase amount
Cusip           67095E 526 monthly payment plan
Numbers         67095E 534 quarterly payment plan
                67095E 542 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Michigan

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2019-20                                            30.7%
2021-22                                            26.4%
2023-24                                            14.3%
2025+                                              28.6%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 11/05/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.06%
     Tax Equivalent Yield                          8.43%

Treasury Bonds
     Yield                                         6.65%
     Tax Equivalent Yield                          7.09%

Corporate Bonds
     Yield                   7.39%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 11/04/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 11/04/96. ASSUMES 40.0% FEDERAL AND STATE INCOME TAX RATE AND A 6.15% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS MICHIGAN INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds (St. John  2006 at 102 AAA   Aaa
              Hospital and Medical Center), Series 1996A, 5.25% Due 5/15/26. (Original
              issue discount bonds delivered on or about January 24, 1996 at a price of
              94.219% of principal amount.)
     500,000  Michigan Municipal Bond Authority, State Revolving Fund Revenue Bonds,      2006 at 102  AAA   Aaa
              Pooled Project Series 1996B, 5.625% Due 10/1/19. (Original issue discount bonds delivered on or about May 7, 1996 at a price of 94.114% of principal amount.)
     500,000  State of Michigan, State Trunk Line Fund Bonds, Series 1996A, 5.625% Due    2006 at 101  AAA   Aaa
              11/1/20. (When issued.)
     425,000  Alpena Public Schools, Counties of Alpena and Presque Isle, State of        2007 at 100  AAA   Aaa
              Michigan, 1996 School Building and Site Bonds, 5.625% Due 5/1/22. (General
              Obligation Bonds.)
     500,000  City of Detroit, Michigan, Water Supply System Revenue and Revenue          2004 at 102  AAA   Aaa
              Refunding Bonds, Series 1993, 5.00% Due 7/1/23. (Original issue discount bonds delivered on or about November 1, 1993 at a price of 93.684% of principal amount.)
      75,000  Romulus Community Schools, County of Wayne, State of Michigan, 1993         No Optional  AAA   Aaa
              Refunding Bonds, 0.00% Due 5/1/19. (Original issue discount bonds delivered      Call
              on or about May 4, 1993 at a price of 20.975% of principal amount.)(General
              Obligation Bonds.)
     500,000  Walled Lake Consolidated School District, County of Oakland, State of       2007 at 100  AAA   Aaa
              Michigan, 1996 School Building and Site and Refunding Bonds, 5.50% Due
              5/1/22. (General Obligation Bonds.) (When issued.)
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM MICHIGAN AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 11/05/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.08. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.30     4.90 %      5.06%   5.10%   5.09%   5.14%   5.11%   5.16 %
 500 / $50,000              100.15     4.75        5.07    5.11    5.10    5.15    5.12    5.17
 1,000 / $100,000            99.88     4.50        5.08    5.13    5.11    5.17    5.13    5.19
 2,500 / $250,000            99.62     4.25        5.09    5.14    5.12    5.18    5.14    5.20
 5,000 / $500,000            98.85     3.50        5.13    5.20    5.16    5.24    5.18    5.26
 10,000 / $1,000,000         98.34     3.00        5.16    5.24    5.19    5.28    5.21    5.30
 25,000 / $2,500,000         97.84     2.50        5.18    5.28    5.22    5.32    5.24    5.34
 50,000 / $5,000,000         97.34     2.00        5.21    5.31    5.24    5.35    5.26    5.38

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.5%   35.0%   40.0%      43.5%
         5.06  % 7.50%   7.78%   8.43%      8.96 %
         5.07    7.51    7.80    8.45       8.97
         5.08    7.53    7.82    8.47       8.99
         5.09    7.54    7.83    8.48       9.01
         5.13    7.60    7.89    8.55       9.08
         5.16    7.64    7.94    8.60       9.13
         5.18    7.67    7.97    8.63       9.17
         5.21    7.72    8.02    8.68       9.22

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 12/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                12/15/96   $   .3522
 Monthly plan            1/15/97       .4227   $ 5.0727
 Quarterly plan          2/15/97       .8502
                         5/15/97      1.2753     5.1047
 Semi-annual plan        5/15/97      2.1345
                        11/15/97      2.5614     5.1237
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.38 =  99.621
 investment       offering price     # of units
 (as of           and accrued        purchased
 11/05/96)        interest
 99.621       X   $5.0727        =   $505.35
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)